650 Page Mill Road Palo Alto, CA 94304 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

August 3, 2007

VIA EDGAR AND HAND DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-6010

Re:	Registration Statement on Form S-1

Ladies and Gentlemen:

Transmitted herewith is a Registration Statement on Form S-1 (the “Form S-1”), together with certain exhibits thereto, to be filed pursuant to the Securities Act of 1933, as amended (the “Act”), by ICx Technologies, Inc., a Delaware corporation (“ICx”). The Form S-1 registers shares of ICx’s common stock to be offered in an initial public offering by ICx. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by ICx for five years. In payment of the registration fee, the amount of $5,650.00 was transferred to the Securities and Exchange Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T. Additional exhibits, including those subject to confidential treatment requests, will be filed by amendment to the Form S-1.

We respectfully request that you provide us with a letter of comments respecting the Form S-1 at your earliest convenience.

Pursuant to Rule 461(a) of the Act, ICx hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally and that ICx and the underwriters are aware of their obligations under the Act.

If you should have any questions regarding the above or the Form S-1, please do not hesitate to call the undersigned, Jon Layman, at (650) 493-9300. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Jon Layman
Jon Layman, Esq.

cc:	Hans C. Kobler

Deborah D. Mosier

Daniel T. Mongan

ICx Technologies, Inc.

Michael J. Danaher, Esq.

Wilson Sonsini Goodrich & Rosati, Professional Corporation

Kirk A. Davenport II, Esq.

Latham & Watkins LLP

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